Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (2,297,264)	$ (1,323,537)	$ (19,565,426)	$ (6,382,433)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	55,140	89,443	311,590	393,959
Amortization of debt discount and deferred financing costs	1,110,013	50,883	678,915	17,514
Stock-based compensation expense	167,094	157,203	678,119	693,180
Change in fair value of derivative instruments	0	(18,757)	(20,848)	(16,486)
Loss on write-off of intangible assets			0	17,046
Loss on disposal of cryogenic shippers	1,685	0	16,066	51,033
Reserve for bad debt	(5,349)	0	24,876	0
Debt conversion expense			13,713,767	0
Changes in operating assets and liabilities:
Accounts receivable, net	28,309	(140,605)	(323,604)	(70,973)
Inventories	(8,898)	(13,652)	9,509	12,542
Other assets	(13,388)	(10,767)	(26,588)	34,912
Accounts payable and other accrued expenses	(20,228)	(54,278)	(221,929)	443,568
Accrued compensation and related expenses	47,727	63,013	236,856	(18,564)
Accrued interest	18,110	30,063	108,038	39,558
Net cash used in operating activities	(917,049)	(1,170,991)	(4,380,659)	(4,785,144)
Cash Flows From Investing Activities:
Purchases of intangible assets			0	(22,482)
Purchases of property and equipment	0	(131,259)	(138,886)	(156,200)
Net cash used in investing activities	0	(131,259)	(138,886)	(178,682)
Cash Flows From Financing Activities:
Proceeds from the issuance of preferred stock, net of offering costs	780,342	0
Proceeds from exercise of stock options and warrants	11,631	100,000	326,890	0
Proceeds from issuance of convertible debt	0	958,151	4,558,301	1,294,500
Repayment of convertible debt	(50,000)	0	0	(82,800)
Repayment of offering and deferred financing costs	0	(67,475)	(463,169)	(206,305)
Repayment of related party notes payable	(24,000)	(24,000)	(96,000)	(96,000)
Net cash provided by financing activities	717,973	966,676	4,326,022	909,395
Net decrease in cash and cash equivalents	(199,076)	(335,574)	(193,523)	(4,054,431)
Cash and cash equivalents — beginning of period	369,581	563,104	563,104	4,617,535
Cash and cash equivalents — end of period	170,505	227,530	369,581	563,104
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Offering costs in connection with equity financing included in accounts payable	9,658	0	0	53,747
Deferred financing costs in connection with convertible debt payable included in accounts payable	0	70,234	30,120	38,475
Estimated relative fair value of warrants issued in connection with convertible debentures payable	0	106,999	478,229	0
Accretion of convertible preferred stock beneficial conversion feature and relative fair value of warrants issued in connection with the convertible preferred stock units to accumulated deficit	741,786	0
Conversion of bridge notes payable and accrued interest into common stock units	1,766,997	0	4,127,201	0
Release of restricted cash for repayment of convertible debentures			0	251,368
Supplemental Cash Flow Information [Abstract]
Cash paid for interest			0	15,676
Cash paid for income taxes			$ 1,600	$ 1,600